Asset Retirement Obligations (Tables)	12 Months Ended
Dec. 31, 2016
Asset Retirement Obligation [Abstract]
Schedule of Change in Asset Retirement Obligation [Table Text Block]
The following table represents the balance of ARO obligations as of December 31, 2016 and 2015, along with the additions and accretion related to the Company's ARO obligations for the year ended December 31, 2016:

(In millions)
Balance as of December 31, 2015	$43
Revisions in estimates for current obligations	2
Accretion — expense	3
Balance as of December 31, 2016	$48